Convertible Redeemable Preferred Shares And Redeemable Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended					12 Months Ended
	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Nov. 30, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jan. 01, 2019 shares
Temporary Equity Disclosure [Line Items]
Shares issued, fair value per share | $ / shares							$ 0.91
Deemed dividend | ¥								¥ 101,795
Ordinary shares, issued								302,844,851
Share-based compensation						¥ 42,254	$ 6,631,000	¥ 20,520	¥ 7,368
Proceeds from issuance of convertible redeemable preferred shares | ¥									789,268
Preferred shares, outstanding							0
Convertible redeemable preferred shares, conversion ratio							1
Dividends declared or accrued | ¥						0		¥ 0	0
Ordinary shares purchase percentage			100.00%
Ordinary shares, compound interest rate			10.00%
Ordinary shares, outstanding							0	302,844,851
Minimum
Temporary Equity Disclosure [Line Items]
Net proceeds from IPO | $							$ 300,000,000
Implied pre-offering valuation | $							$ 3,401,000,000
Ordinary Shares
Temporary Equity Disclosure [Line Items]
Shares issued, fair value per share | $ / shares							$ 0.78			$ 0.51
Founder
Temporary Equity Disclosure [Line Items]
Share-based compensation				¥ 9,470		¥ 19,657	$ 3,048,000
Series F Investors | Founder
Temporary Equity Disclosure [Line Items]
Ordinary shares, issued			23,448,013							3,346,487
Series Seed Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								40,449,195				53,999,077
Convertible redeemable preferred shares, outstanding								40,449,195				53,999,077
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, compound interest rate						10.00%	10.00%
Preferred shares, liquidation preference, percentage of issue price						100.00%	100.00%
Series Seed Convertible Redeemable Preferred Shares | Series F Investors
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued											13,549,882
Series A-1 Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								13,748,842				13,748,842
Convertible redeemable preferred shares, outstanding								13,748,842				13,748,842
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series A-2 Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								79,703,434				79,703,434
Convertible redeemable preferred shares, outstanding								79,703,434				79,703,434
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series B Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								53,630,172				56,931,024
Convertible redeemable preferred shares, outstanding								53,630,172				56,931,024
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Preferred shares, liquidation preference, percentage of issue price						150.00%	150.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series B Convertible Redeemable Preferred Shares | Series F Investors
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued											3,300,852
Series C-1 Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								98,438,068				101,210,710
Convertible redeemable preferred shares, outstanding								98,438,068				101,210,710
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series C-1 Convertible Redeemable Preferred Shares | Series F Investors
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued											2,772,642
Series C-2 Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								15,570,878				15,570,878
Convertible redeemable preferred shares, outstanding								15,570,878				15,570,878
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series C-3 Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								5,819,616				5,819,616
Convertible redeemable preferred shares, outstanding								5,819,616				5,819,616
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series D Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								207,611,712				207,611,712
Convertible redeemable preferred shares, outstanding								207,611,712				207,611,712
Percentage of convertible redeemable preferred shares						75.00%	75.00%
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Preferred shares, liquidation preference, percentage of issue price						150.00%	150.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series E Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								243,380,841				243,380,841
Convertible redeemable preferred shares, outstanding								243,380,841				243,380,841
Proceeds from issuance of convertible redeemable preferred shares | ¥									¥ 789,268
Percentage of convertible redeemable preferred shares						70.00%	70.00%
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Preferred shares, liquidation preference, percentage of issue price						150.00%	150.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series F-1
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								22,969,863
Convertible redeemable preferred shares, outstanding								22,969,863
Shares issued, fair value per share | $ / shares										$ 0.94	$ 0.94
Deemed dividend | ¥					¥ 101,795
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Preferred shares, liquidation preference, percentage of issue price						150.00%	150.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series F-2 Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued								199,277,610			199,277,610
Convertible redeemable preferred shares, outstanding								199,277,610
Proceeds from issuance of convertible redeemable preferred shares | ¥					¥ 1,716,310
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Preferred shares, liquidation preference, percentage of issue price						150.00%	150.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series G Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Convertible redeemable preferred shares, issued		25,809,887
Proceeds from issuance of convertible redeemable preferred shares	¥ 291,641	$ 45,000,000
Convertible redeemable preferred shares, price per share | $ / shares		$ 1.74
Percentage of convertible redeemable preferred shares						51.00%	51.00%
Preferred shares, redemption percentage						100.00%	100.00%
Preferred shares, simple interest rate						15.00%	15.00%
Preferred shares, liquidation preference, percentage of issue price						150.00%	150.00%
Noncumulative dividend rate percentage						8.00%	8.00%
Series F-1/F-2 Convertible Redeemable Preferred Shares
Temporary Equity Disclosure [Line Items]
Percentage of convertible redeemable preferred shares						60.00%	60.00%
Series A Preferred Share
Temporary Equity Disclosure [Line Items]
Preferred shares, liquidation preference, percentage of issue price						150.00%	150.00%
Series C Preferred Stock
Temporary Equity Disclosure [Line Items]
Preferred shares, liquidation preference, percentage of issue price						150.00%	150.00%